SUBSIDIARIES AND AFFILIATES	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
SUBSIDIARIES AND AFFILIATES
NOTE 31 - SUBSIDIARIES AND AFFILIATES
The following Group’s affiliates are legal entities included in the Consolidated Financial Statements of the Group. All entities are consolidated except otherwise stated in the footnotes.

Entity	Country	% Group Interest
Cross Operating Segment
Constellium Singen GmbH (AS&I and P&ARP)	Germany	100%
Constellium Valais S.A. (AS&I and A&T)	Switzerland	100%
AS&I
Constellium Automotive USA, LLC	U.S.	100%
Constellium Engley (Changchun) Automotive Structures Co Ltd.	China	54%
Constellium Extrusions Decin S.r.o.	Czech Republic	100%
Constellium Extrusions Deutschland GmbH (A)	Germany	100%
Constellium Extrusions Landau GmbH (A)	Germany	100%
Constellium Extrusions Burg GmbH (A)	Germany	100%
Constellium Extrusions France S.A.S.	France	100%
Constellium Extrusions Levice S.r.o.	Slovakia	100%
Constellium Automotive Mexico, S. DE R.L. DE C.V.	Mexico	100%
Constellium Automotive Mexico Trading, S. DE R.L. DE C.V.	Mexico	100%
Astrex Inc	Canada	50%
Constellium Automotive Zilina S.r.o.	Slovakia	100%
Constellium Automotive (Nanjing) Co. Ltd.	China	100%
Constellium Automotive Spain SL	Spain	100%
Constellium UK Limited	United Kingdom	100%
A&T
Constellium Issoire S.A.S.	France	100%
Constellium Montreuil Juigné S.A.S.	France	100%
Constellium China Co. Ltd.	China	100%
Constellium Japan KK	Japan	100%
Constellium Rolled Products Ravenswood, LLC	U.S.	100%
Constellium Ussel S.A.S. (B)	France	100%
AluInfra Services SA (C)	Switzerland	50%
P&ARP
Constellium Deutschland GmbH	Germany	100%
Constellium Rolled Products Singen GmbH & Co. KG	Germany	100%
Constellium Neuf Brisach S.A.S.	France	100%
Constellium Muscle Shoals LLC	U.S.	100%
Constellium Holdings Muscle Shoals LLC	U.S.	100%
Constellium Muscle Shoals Funding II LLC	U.S.	100%
Constellium Muscle Shoals Funding III LLC	U.S.	100%
Constellium Metal Procurement LLC	U.S.	100%
Constellium Bowling Green LLC	U.S.	100%
Rhenaroll SA (D)	France	50%
Holdings & Corporate
C-TEC Constellium Technology Center S.A.S.	France	100%
Constellium Finance S.A.S.	France	100%
Constellium France III S.A.S.	France	100%
Constellium France Holdco S.A.S.	France	100%
Constellium International S.A.S.	France	100%
Constellium Paris S.A.S.	France	100%

Constellium Germany Holdco GmbH & Co. KG	Germany	100%
Constellium Germany Verwaltungs GmbH	Germany	100%
Constellium US Holdings I, LLC	U.S.	100%
Constellium US Intermediate Holdings LLC	U.S.	100%
Constellium Switzerland AG	Switzerland	100%
Constellium Treuhand UG (haftunsgbeschränkt)	Germany	100%
Engineered Products International S.A.S.	France	100%
(A)On September 29,2023, the Group disposed of its interest in its subsidiary Constellium Extrusions Deutschland GmbH ("CED") in the AS&I business segment (see NOTE 30 - Disposal of subsidiaries). Therefore, Constellium Extrusions Landau GmbH and Constellium Extrusions Burg GmbH, which where subsidiaries of CED, were also disposed of as part of this transaction.
(B)On February 2, 2023, the Group disposed of its interest in its subsidiary Constellium Ussel S.A.S., in the A&T business segment (see NOTE 30 - Disposal of subsidiaries).
(C)AluInfra Services SA, the joint venture created with Novelis in July 2018, is consolidated as a joint operation and is immaterial to the Group Consolidated Financial Statements.
(D)Rhenaroll is accounted for under the equity method.